Robert Zivnuska Principal Counsel 400 Howard Street San Francisco, CA 94105 Telephone +1 415 597 2779 Robert.Zivnuska@barclaysglobal.com

September 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares Trust (the “Trust”)
(Securities Act File No. 333-92935 and
Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds of the Trust, dated September 1, 2009, do not differ from those contained in Post-Effective Amendment No. 274 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 27, 2009.

Please address all questions regarding this filing to the undersigned at (415) 597-2779.

Very truly yours,

/s/ Robert Zivnuska
Robert Zivnuska, Esq.